Document and Entity Information	Nov. 30, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001866368
Document Type	8-K
Document Period End Date	Nov. 30, 2022
Entity Registrant Name	Clearwater Analytics Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40838
Entity Tax Identification Number	87-1043711
Entity Address, Address Line One	777 W. Main
Entity Address, Address Line Two	Street
Entity Address, Address Line Three	Suite 900
Entity Address, City or Town	Boise
Entity Address, State or Province	ID
Entity Address, Postal Zip Code	83702
City Area Code	208
Local Phone Number	433-1200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.001 per share
Trading Symbol	CWAN
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false